UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10067
Investment Company Act File Number
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
Eaton Vance VT Worldwide Health Sciences Fund

Eaton Vance VT Floating-Rate Income Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 91.1%(1)

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.0%
	AWAS Capital, Inc.
$4,363	Term Loan, 2.06%, Maturing March 22, 2013	$4,111,712
	Booz Allen Hamilton, Inc.
823	Term Loan, 6.00%, Maturing July 31, 2015	828,595
	DAE Aviation Holdings, Inc.
1,263	Term Loan, 4.00%, Maturing July 31, 2014	1,190,620
1,297	Term Loan, 4.00%, Maturing July 31, 2014	1,222,650
	Delos Aircraft, Inc.
1,075	Term Loan, 7.00%, Maturing March 15, 2016	1,090,453
	Evergreen International Aviation
2,295	Term Loan, 10.50%, Maturing October 31, 2011(2)	1,947,042
	Hawker Beechcraft Acquisition
3,425	Term Loan, 2.26%, Maturing March 26, 2014	2,892,588
204	Term Loan, 2.29%, Maturing March 26, 2014	172,041
	Hexcel Corp.
383	Term Loan, 6.50%, Maturing May 21, 2014	386,387
	International Lease Finance Co.
1,450	Term Loan, 6.75%, Maturing March 15, 2015	1,487,610
	PGS Solutions, Inc.
1,719	Term Loan, 2.51%, Maturing February 14, 2013	1,650,590
	TransDigm, Inc.
4,425	Term Loan, 2.28%, Maturing June 23, 2013	4,359,315
	Vought Aircraft Industries, Inc.
1,221	Term Loan, 7.50%, Maturing December 17, 2011	1,223,647
640	Term Loan, 7.50%, Maturing December 22, 2011	638,721
	Wesco Aircraft Hardware Corp.
2,803	Term Loan, 2.50%, Maturing September 29, 2013	2,759,445

		$25,961,416

Air Transport — 0.3%
	Delta Air Lines, Inc.
$3,990	Term Loan, 2.25%, Maturing April 30, 2012	$3,854,243
681	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	625,439

		$4,479,682

Automotive — 3.9%
	Accuride Corp.
$2,000	Term Loan, Maturing January 31, 2012(3)	$2,007,916
4,098	Term Loan, 9.75%, Maturing June 30, 2013	4,116,188
	Adesa, Inc.
2,650	Term Loan, 3.00%, Maturing October 18, 2013	2,583,908
	Allison Transmission, Inc.
3,927	Term Loan, 3.00%, Maturing August 7, 2014	3,744,407
	Dayco Products, LLC
500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
338	Term Loan, 10.50%, Maturing November 13, 2014	329,378
48	Term Loan, 12.50%, Maturing November 13, 2014(2)	47,283
	Dollar Thrifty Automotive Group, Inc.
374	Term Loan, 2.75%, Maturing June 15, 2014	358,793
	Federal-Mogul Corp.
6,822	Term Loan, 2.17%, Maturing December 27, 2014	6,321,450
4,258	Term Loan, 2.18%, Maturing December 27, 2015	3,944,881

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Ford Motor Co.
$6,374	Term Loan, 3.26%, Maturing December 16, 2013	$6,171,736
1,995	Term Loan, 3.26%, Maturing December 16, 2013	1,922,312
	Goodyear Tire & Rubber Co.
12,425	Term Loan - Second Lien, 2.34%, Maturing April 30, 2014	11,834,813
	Keystone Automotive Operations, Inc.
944	Term Loan, 3.76%, Maturing January 12, 2012	697,022
	LKQ Corp.
613	Term Loan, 2.48%, Maturing October 12, 2014	608,492
	Tenneco Automotive, Inc.
525	Term Loan, 5.23%, Maturing March 17, 2014	526,313
	TriMas Corp.
571	Term Loan, 6.00%, Maturing August 2, 2011	542,517
2,878	Term Loan, 6.00%, Maturing December 15, 2015	2,748,370
	TRW Automotive, Inc.
948	Term Loan, 5.00%, Maturing May 30, 2016	956,953
	United Components, Inc.
964	Term Loan, 2.25%, Maturing June 30, 2010	929,790

		$51,872,522

Beverage and Tobacco — 0.3%
	Constellation Brands, Inc.
$354	Term Loan, 1.75%, Maturing June 5, 2013	$352,819
175	Term Loan, 3.00%, Maturing June 5, 2015	176,029
	Culligan International Co.
1,768	Term Loan, 2.50%, Maturing November 24, 2014	1,509,808
	Southern Wine & Spirits of America, Inc.
992	Term Loan, 5.50%, Maturing May 31, 2012	987,206
	Van Houtte, Inc.
117	Term Loan, 2.79%, Maturing July 11, 2014	110,716
856	Term Loan, 2.79%, Maturing July 11, 2014	811,916

		$3,948,494

Building and Development — 1.6%
	AIMCO Properties, L.P.
$138	Term Loan, 1.74%, Maturing March 23, 2011	$136,434
	Beacon Sales Acquisition, Inc.
1,561	Term Loan, 2.25%, Maturing September 30, 2013	1,484,897
	Brickman Group Holdings, Inc.
1,649	Term Loan, 2.29%, Maturing January 23, 2014	1,583,483
	Building Materials Corp. of America
2,757	Term Loan, 3.00%, Maturing February 22, 2014	2,726,304
	Contech Construction Products
735	Term Loan, 2.24%, Maturing January 13, 2013	671,428
	Epco/Fantome, LLC
210	Term Loan, 2.87%, Maturing November 23, 2010	197,400
	Mueller Water Products, Inc.
2,036	Term Loan, 5.26%, Maturing May 23, 2014	2,042,621
	NCI Building Systems, Inc.
95	Term Loan, 8.00%, Maturing June 18, 2010	93,372
	Panolam Industries Holdings, Inc.
2,306	Term Loan, 8.25%, Maturing December 31, 2013	2,098,373
	Re/Max International, Inc.
5,116	Term Loan, 6.58%, Maturing December 17, 2012	5,119,285
	Realogy Corp.
536	Term Loan, 3.25%, Maturing October 10, 2013	475,178
1,992	Term Loan, 3.25%, Maturing October 10, 2013	1,764,947
	South Edge, LLC
1,750	Term Loan, 0.00%, Maturing October 31, 2009(4)	714,583

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Standard Pacific Corp.
$450	Term Loan, 2.00%, Maturing May 5, 2013	$378,000
	WCI Communities, Inc.
1,825	Term Loan, 10.14%, Maturing September 3, 2014	1,819,217

		$21,305,522

Business Equipment and Services — 8.4%
	Activant Solutions, Inc.
$897	Term Loan, 2.29%, Maturing May 1, 2013	$854,309
1,333	Term Loan, 2.81%, Maturing May 1, 2013	1,269,437
	Acxiom Corp.
1,118	Term Loan, 3.25%, Maturing March 15, 2015	1,114,706
	Affinion Group, Inc.
7,928	Term Loan, 2.75%, Maturing October 17, 2012	7,901,094
	Allied Barton Security Service
884	Term Loan, 6.75%, Maturing February 21, 2015	894,906
	Education Management, LLC
4,173	Term Loan, 2.06%, Maturing June 1, 2013	4,059,676
	Euronet Worldwide, Inc.
857	Term Loan, 2.27%, Maturing April 4, 2012	826,683
	Info USA, Inc.
403	Term Loan, 2.05%, Maturing February 14, 2012	400,156
	Information Resources, Inc.
536	Term Loan, 2.00%, Maturing May 7, 2014	515,726
	Intergraph Corp.
1,675	Term Loan, 4.50%, Maturing May 29, 2014	1,670,227
1,000	Term Loan - Second Lien, 6.25%, Maturing November 29, 2014	1,005,833
	iPayment, Inc.
3,436	Term Loan, 2.27%, Maturing May 10, 2013	3,236,237
	Kronos, Inc.
3,463	Term Loan, 2.29%, Maturing June 11, 2014	3,307,395
	Language Line, Inc.
3,067	Term Loan, 5.50%, Maturing October 30, 2015	3,087,443
	Mitchell International, Inc.
2,195	Term Loan, 2.31%, Maturing March 28, 2014	2,045,999
	NE Customer Service
3,025	Term Loan, Maturing March 5, 2016(3)	3,019,706
	Protection One, Inc.
413	Term Loan, 2.50%, Maturing March 31, 2012	396,702
2,342	Term Loan, 6.25%, Maturing March 31, 2014	2,264,857
	Quintiles Transnational Corp.
6,802	Term Loan, 2.30%, Maturing March 31, 2013	6,633,760
	RiskMetrics Group Holdings, LLC
1,486	Term Loan, 2.29%, Maturing January 11, 2014	1,480,638
	Sabre, Inc.
10,098	Term Loan, 2.25%, Maturing September 30, 2014	9,384,394
	Safenet, Inc.
727	Term Loan, 2.74%, Maturing April 12, 2014	693,548
	Serena Software, Inc.
3,369	Term Loan, 2.25%, Maturing March 10, 2013	3,245,704
	Sitel (Client Logic)
2,394	Term Loan, 5.75%, Maturing January 29, 2014	2,368,229
	Solera Holdings, LLC
1,448	Term Loan, 2.06%, Maturing May 15, 2014	1,425,338
	SunGard Data Systems, Inc.
400	Term Loan, 1.98%, Maturing February 28, 2014	387,314
665	Term Loan, 6.75%, Maturing February 28, 2014	671,524
15,318	Term Loan, 3.87%, Maturing February 28, 2016	15,215,379
	Ticketmaster
4,266	Term Loan, 7.00%, Maturing July 22, 2014	4,310,428

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Transaction Network Service, Inc.
$954	Term Loan, 6.00%, Maturing November 18, 2015	$955,783
	Travelport, LLC
1,173	Term Loan, 2.79%, Maturing August 23, 2013	1,140,039
3,418	Term Loan, 2.79%, Maturing August 23, 2013	3,326,788
6,074	Term Loan, 2.79%, Maturing August 23, 2013	5,901,511
993	Term Loan, 10.50%, Maturing August 23, 2013	999,944
	URS Corp.
279	Term Loan, 2.54%, Maturing May 15, 2013	278,675
	Valassis Communications, Inc.
1,415	Term Loan, 2.05%, Maturing March 2, 2014	1,405,840
	VWR International, Inc.
5,073	Term Loan, 2.75%, Maturing June 28, 2013	4,772,252
	West Corp.
3,003	Term Loan, 2.62%, Maturing October 24, 2013	2,927,098
5,359	Term Loan, 4.12%, Maturing July 15, 2016	5,351,565

		$110,746,843

Cable and Satellite Television — 6.1%
	Atlantic Broadband Finance, LLC
$346	Term Loan, 6.75%, Maturing June 8, 2013	$345,990
13	Term Loan, 2.55%, Maturing September 1, 2013	12,699
	Bresnan Broadband Holdings, LLC
3,672	Term Loan, 2.25%, Maturing March 29, 2014	3,615,995
1,287	Term Loan, 2.25%, Maturing March 29, 2014	1,267,284
	Cequel Communications, LLC
9,424	Term Loan, 2.25%, Maturing November 5, 2013	9,201,592
2,500	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	2,474,375
	Charter Communications Operating, Inc.
14,235	Term Loan, 2.30%, Maturing March 6, 2014	13,775,319
985	Term Loan, 7.25%, Maturing March 6, 2014	1,004,127
	CSC Holdings, Inc.
4,667	Term Loan, 1.98%, Maturing March 29, 2013	4,606,409
995	Term Loan, 1.98%, Maturing March 29, 2016	995,164
	CW Media Holdings, Inc.
1,430	Term Loan, 3.40%, Maturing February 15, 2015	1,348,729
	DirectTV Holdings, LLC
1,766	Term Loan, 1.75%, Maturing April 13, 2013	1,765,717
	Foxco Acquisition Sub., LLC
3,856	Term Loan, 7.50%, Maturing July 14, 2015	3,812,576
	Insight Midwest Holdings, LLC
4,713	Term Loan, 2.25%, Maturing April 6, 2014	4,590,272
	MCC Iowa, LLC
1,219	Term Loan, 1.99%, Maturing January 31, 2015	1,170,376
1,955	Term Loan, 1.99%, Maturing January 31, 2015	1,876,366
1,474	Term Loan, 6.50%, Maturing January 3, 2016	1,494,751
	Mediacom Illinois, LLC
6,141	Term Loan, 1.99%, Maturing January 31, 2015	5,890,332
1,990	Term Loan, 5.50%, Maturing March 31, 2017	2,009,900
	UPC Broadband Holding B.V.
5,510	Term Loan, 2.18%, Maturing December 31, 2014	5,348,577
13,100	Term Loan, 3.93%, Maturing December 31, 2016	12,936,078
	Virgin Media Investment Holding
1,183	Term Loan, 3.75%, Maturing September 3, 2012	1,179,649

		$80,722,277

Chemicals and Plastics — 5.2%
	Arizona Chemical, Inc.
$841	Term Loan, 2.25%, Maturing February 28, 2013	$826,200

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Ashland, Inc.
$480	Term Loan, 7.65%, Maturing November 20, 2014	$485,311
	Brenntag Holding GmbH and Co. KG
4,877	Term Loan, 4.00%, Maturing December 23, 2013	4,803,898
441	Term Loan, 4.01%, Maturing December 23, 2013	434,749
1,000	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	981,786
	Celanese Holdings, LLC
1,611	Term Loan, 1.98%, Maturing April 2, 2014	1,588,846
7,446	Term Loan, 2.00%, Maturing April 2, 2014	7,291,062
	Chemtura Corp.
1,200	DIP Loan, 6.00%, Maturing March 22, 2011	1,209,000
	Cognis GmbH
975	Term Loan, 2.26%, Maturing September 15, 2013	941,687
	Columbian Chemicals Acquisition
2,263	Term Loan, 6.31%, Maturing March 16, 2013	2,149,493
	Hexion Specialty Chemicals, Inc.
501	Term Loan, 2.25%, Maturing May 5, 2013	443,572
810	Term Loan, 4.00%, Maturing May 5, 2015	773,789
486	Term Loan, 4.06%, Maturing May 5, 2015	453,428
1,466	Term Loan, 4.06%, Maturing May 5, 2015	1,399,403
3,326	Term Loan, 4.06%, Maturing May 5, 2015	3,175,124
	Huish Detergents, Inc.
584	Term Loan, 2.00%, Maturing April 26, 2014	563,515
1,000	Term Loan - Second Lien, 4.51%, Maturing November 7, 2014	956,250
	Huntsman International, LLC
7,385	Term Loan, 2.00%, Maturing August 16, 2012	7,085,010
2,475	Term Loan, 2.51%, Maturing June 30, 2016	2,388,818
	INEOS Group
5,444	Term Loan, 9.50%, Maturing December 14, 2013	5,350,554
5,444	Term Loan, 8.00%, Maturing December 14, 2014	5,350,554
	ISP Chemco, Inc.
2,723	Term Loan, 2.00%, Maturing June 4, 2014	2,655,777
	Kranton Polymers, LLC
1,845	Term Loan, 2.25%, Maturing May 12, 2013	1,779,673
	Lyondell Chemical Co.
1,150	Term Loan, Maturing March 14, 2016(3)	1,138,500
	MacDermid, Inc.
2,053	Term Loan, 2.25%, Maturing April 12, 2014	1,901,522
	Millenium Inorganic Chemicals
777	Term Loan, 2.54%, Maturing April 30, 2014	736,178
	Momentive Performance Material
2,103	Term Loan, 2.50%, Maturing December 4, 2013	1,974,796
	MSCI, Inc.
978	Term Loan, 2.75%, Maturing November 5, 2014	979,333
	Nalco Co.
720	Term Loan, 6.50%, Maturing May 6, 2016	728,407
1,995	Term Loan, 2.00%, Maturing May 13, 2016	1,989,181
	Rockwood Specialties Group, Inc.
2,970	Term Loan, 4.50%, Maturing December 10, 2012	2,984,108
3,923	Term Loan, 6.00%, Maturing May 15, 2014	3,949,677

		$69,469,201

Clothing/Textiles — 0.2%
	Hanesbrands, Inc.
$1,820	Term Loan, 5.25%, Maturing December 10, 2015	$1,845,752
	The William Carter Co.
1,023	Term Loan, 1.75%, Maturing July 14, 2012	1,014,874

		$2,860,626

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Conglomerates — 2.4%
	Doncasters (Dunde HoldCo 4 Ltd.)
$623	Term Loan, 4.25%, Maturing July 13, 2015	$522,670
623	Term Loan, 4.75%, Maturing July 13, 2015	522,670
	Gentek Holding, LLC
524	Term Loan, 7.00%, Maturing October 29, 2014	528,008
	Jarden Corp.
43	Term Loan, 2.04%, Maturing January 24, 2012	43,341
1,585	Term Loan, 2.04%, Maturing January 24, 2012	1,580,294
1,493	Term Loan, 2.79%, Maturing January 24, 2012	1,495,712
	Johnson Diversey, Inc.
1,372	Term Loan, 5.50%, Maturing November 24, 2015	1,389,564
	Manitowoc Company, Inc. (The)
5,328	Term Loan, 7.50%, Maturing November 6, 2014	5,346,350
	Polymer Group, Inc.
1,337	Term Loan, 2.50%, Maturing November 22, 2012	1,327,434
2,213	Term Loan, 7.00%, Maturing November 22, 2014	2,236,797
	RBS Global, Inc.
3,264	Term Loan, 2.50%, Maturing July 19, 2013	3,086,509
7,671	Term Loan, 2.79%, Maturing July 19, 2013	7,342,608
	RGIS Holdings, LLC
107	Term Loan, 2.79%, Maturing April 30, 2014	98,518
2,133	Term Loan, 2.79%, Maturing April 30, 2014	1,970,368
	US Investigations Services, Inc.
4,240	Term Loan, 3.27%, Maturing February 21, 2015	3,927,532
	Vertrue, Inc.
1,015	Term Loan, 3.34%, Maturing August 16, 2014	842,743

		$32,261,118

Containers and Glass Products — 2.1%
	Berry Plastics Corp.
$3,641	Term Loan, 2.26%, Maturing April 3, 2015	$3,438,616
	Consolidated Container Co.
686	Term Loan, 2.50%, Maturing March 28, 2014	647,465
	Crown Americas, Inc.
480	Term Loan, 1.98%, Maturing November 15, 2012	477,000
	Graham Packaging Holdings Co.
2,455	Term Loan, 2.50%, Maturing October 7, 2011	2,443,972
6,620	Term Loan, 6.75%, Maturing April 5, 2014	6,691,240
	Graphic Packaging International, Inc.
5,312	Term Loan, 2.25%, Maturing May 16, 2014	5,245,969
3,110	Term Loan, 3.00%, Maturing May 16, 2014	3,098,654
	JSG Acquisitions
126	Term Loan, 3.63%, Maturing December 31, 2013	124,609
126	Term Loan, 3.88%, Maturing December 13, 2014	124,609
	Kranson Industries, Inc.
291	Term Loan, 2.69%, Maturing July 31, 2013	286,226
	Owens-Brockway Glass Container
403	Term Loan, 1.75%, Maturing June 14, 2013	400,070
	Reynolds Group Holdings, Inc.
1,491	Term Loan, 6.25%, Maturing November 5, 2015	1,507,550
	Smurfit-Stone Container Corp.
1,212	Revolving Loan, 2.84%, Maturing July 28, 2010	1,223,630
402	Revolving Loan, 3.06%, Maturing July 28, 2010	406,138
158	Term Loan, 2.50%, Maturing November 1, 2011	157,128
277	Term Loan, 2.50%, Maturing November 1, 2011	276,016
522	Term Loan, 2.50%, Maturing November 1, 2011	519,701
243	Term Loan, 4.50%, Maturing November 1, 2011	242,539

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Tegrant Holding Corp.
$970	Term Loan, 3.55%, Maturing March 8, 2013	$851,983

		$28,163,115

Cosmetics/Toiletries — 0.6%
	American Safety Razor Co.
$2,139	Term Loan, 3.00%, Maturing July 31, 2013	$1,924,712
	Bausch & Lomb, Inc.
899	Term Loan, 3.54%, Maturing April 30, 2015	880,178
3,683	Term Loan, 3.54%, Maturing April 30, 2015	3,606,125
	Prestige Brands, Inc.
1,450	Term Loan, Maturing March 17, 2016(3)	1,460,875

		$7,871,890

Drugs — 0.5%
	Graceway Pharmaceuticals, LLC
$4,131	Term Loan, 3.20%, Maturing May 3, 2012	$3,098,076
	Pharmaceutical Holdings Corp.
90	Term Loan, 3.50%, Maturing January 30, 2012	85,814
	Royal Pharma Finance Trust
482	Term Loan, 2.54%, Maturing April 16, 2013	477,505
	Warner Chilcott Corp.
1,108	Term Loan, 5.50%, Maturing October 30, 2014	1,111,951
510	Term Loan, 5.75%, Maturing April 30, 2015	512,203
850	Term Loan, 5.75%, Maturing April 30, 2015	852,910
948	Term Loan, 5.75%, Maturing April 30, 2015	951,231

		$7,089,690

Ecological Services and Equipment — 0.5%
	Big Dumpster Merger Sub, Inc.
$1,001	Term Loan, 2.50%, Maturing February 5, 2013	$793,673
	IESI Corp.
2,000	Term Loan, 2.02%, Maturing January 20, 2012	1,965,000
	Sensus Metering Systems, Inc.
3,132	Term Loan, 7.00%, Maturing June 3, 2013	3,143,837
	Synagro Technologies, Inc.
729	Term Loan, 2.23%, Maturing June 21, 2012	650,663
	Wastequip, Inc.
422	Term Loan, 2.50%, Maturing February 5, 2013	334,178

		$6,887,351

Electronics/Electrical — 3.4%
	Aspect Software, Inc.
$3,433	Term Loan, 3.25%, Maturing July 11, 2011	$3,371,290
	Baldor Electric Co.
686	Term Loan, 5.25%, Maturing January 31, 2014	690,804
	Fairchild Semiconductor Corp.
553	Term Loan, 1.75%, Maturing June 26, 2013	533,623
	Freescale Semiconductor, Inc.
6,002	Term Loan, 4.50%, Maturing December 1, 2016	5,656,048
	Infor Enterprise Solutions Holdings
2,447	Term Loan, 3.00%, Maturing July 28, 2012	2,371,330
745	Term Loan, 4.00%, Maturing July 28, 2012	722,498
1,428	Term Loan, 4.00%, Maturing July 28, 2012	1,384,787
	Network Solutions, LLC
2,487	Term Loan, 2.54%, Maturing March 7, 2014	2,331,375
	Open Solutions, Inc.
4,094	Term Loan, 2.38%, Maturing January 23, 2014	3,605,167
	Sensata Technologies Finance Co.
5,296	Term Loan, 2.00%, Maturing April 27, 2013	5,095,269

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Spansion, LLC
$1,500	Term Loan, 7.75%, Maturing January 8, 2015	$1,516,875
	Spectrum Brands, Inc.
463	Term Loan, 8.00%, Maturing March 30, 2013	463,205
8,936	Term Loan, 8.00%, Maturing March 30, 2013	8,944,347
	SS&C Technologies, Inc.
3,074	Term Loan, 2.28%, Maturing November 23, 2012	3,051,396
	VeriFone, Inc.
2,566	Term Loan, 3.00%, Maturing October 31, 2013	2,527,031
	Vertafore, Inc.
3,178	Term Loan, 5.50%, Maturing July 31, 2014	3,066,678

		$45,331,723

Equipment Leasing — 0.2%
	Hertz Corp.
$2,060	Term Loan, 1.99%, Maturing December 21, 2012	$2,038,613
380	Term Loan, 2.02%, Maturing December 21, 2012	376,079

		$2,414,692

Farming/Agriculture — 0.2%
	Wm. Bolthouse Farms, Inc.
$2,225	Term Loan, 5.50%, Maturing January 25, 2016	$2,239,240

		$2,239,240

Financial Intermediaries — 2.0%
	Asset Acceptance Capital Corp.
$1,841	Term Loan, 3.52%, Maturing June 5, 2013	$1,776,811
	Citco III, Ltd.
2,827	Term Loan, 4.43%, Maturing June 30, 2014	2,737,411
	E.A. Viner International Co.
256	Term Loan, 4.80%, Maturing July 31, 2013	245,786
	First Data Corp.
1,992	Term Loan, 3.03%, Maturing September 24, 2014	1,763,221
2,487	Term Loan, 3.03%, Maturing September 24, 2014	2,206,159
	Grosvenor Capital Management
1,533	Term Loan, 2.25%, Maturing December 5, 2013	1,410,117
	Lender Processing Services, Inc.
1,982	Term Loan, 2.75%, Maturing July 2, 2014	1,988,544
	LPL Holdings, Inc.
7,156	Term Loan, 2.04%, Maturing December 18, 2014	6,934,648
	Nuveen Investments, Inc.
7,540	Term Loan, 3.29%, Maturing November 2, 2014	6,933,923
	Oxford Acquisition III, Ltd.
765	Term Loan, 2.25%, Maturing May 24, 2014	718,875
	RJO Holdings Corp. (RJ O’Brien)
480	Term Loan, 5.24%, Maturing July 31, 2014(2)	321,702

		$27,037,197

Food Products — 2.4%
	Acosta, Inc.
$5,759	Term Loan, 2.50%, Maturing July 28, 2013	$5,665,254
	Advance Food Company, Inc.
15	Term Loan, 2.00%, Maturing March 16, 2014	13,938
169	Term Loan, 2.00%, Maturing March 16, 2014	161,376
	Advantage Sales & Marketing, Inc.
4,865	Term Loan, 2.26%, Maturing March 29, 2013	4,774,019
	American Seafoods Group, LLC
268	Term Loan, 4.04%, Maturing September 30, 2011	244,170
1,095	Term Loan, 4.04%, Maturing September 30, 2012	1,087,077

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	B&G Foods, Inc.
$1,500	Term Loan, 2.26%, Maturing February 23, 2013	$1,500,000
	Dean Foods Co.
4,387	Term Loan, 1.68%, Maturing April 2, 2014	4,316,936
	Dole Food Company, Inc.
839	Term Loan, 8.00%, Maturing April 12, 2013	847,727
1,753	Term Loan, 5.01%, Maturing March 2, 2017	1,771,132
706	Term Loan, 5.04%, Maturing March 2, 2017	713,088
	Michael Foods, Inc.
229	Term Loan, 6.50%, Maturing April 30, 2014	231,247
	Pinnacle Foods Finance, LLC
9,346	Term Loan, 2.98%, Maturing April 2, 2014	9,066,875
1,672	Term Loan, 7.50%, Maturing April 2, 2014	1,693,708

		$32,086,547

Food Service — 2.5%
	AFC Enterprises, Inc.
$507	Term Loan, 7.00%, Maturing May 11, 2011	$511,871
	Aramark Corp.
378	Term Loan, 2.12%, Maturing January 27, 2014	370,383
6,113	Term Loan, 2.17%, Maturing January 27, 2014	5,989,713
681	Term Loan, 3.50%, Maturing July 26, 2016	666,628
10,354	Term Loan, 3.54%, Maturing July 26, 2016	10,137,088
	Buffets, Inc.
450	Term Loan, 18.00%, Maturing April 30, 2012	459,778
100	Term Loan, 7.44%, Maturing November 1, 2013(2)	97,360
512	Term Loan - Second Lien, 17.75%, Maturing November 1, 2013(2)	498,723
	CBRL Group, Inc.
153	Term Loan, 1.75%, Maturing April 27, 2013	151,999
1,222	Term Loan, 2.75%, Maturing April 27, 2016	1,217,160
	Denny’s, Inc.
100	Term Loan, 2.25%, Maturing March 31, 2012	99,000
250	Term Loan, 2.27%, Maturing March 31, 2012	247,500
	JRD Holdings, Inc.
4,288	Term Loan, 2.49%, Maturing June 26, 2014	4,200,417
	NPC International, Inc.
745	Term Loan, 2.00%, Maturing May 3, 2013	715,371
	OSI Restaurant Partners, LLC
490	Term Loan, 2.97%, Maturing May 9, 2013	456,449
5,649	Term Loan, 2.72%, Maturing May 9, 2014	5,259,236
	QCE Finance, LLC
1,459	Term Loan, 2.56%, Maturing May 5, 2013	1,272,037
	Sagittarius Restaurants, LLC
218	Term Loan, 9.50%, Maturing March 29, 2013	218,162
	Weight Watchers International, Inc.
968	Term Loan, 1.81%, Maturing January 26, 2014	960,547

		$33,529,422

Food/Drug Retailers — 2.8%
	General Nutrition Centers, Inc.
$9,455	Term Loan, 2.51%, Maturing September 16, 2013	$9,076,553
	Krispy Kreme Doughnut Corp.
196	Term Loan, 10.75%, Maturing February 16, 2014	193,742
	Pantry, Inc. (The)
568	Term Loan, 2.00%, Maturing May 15, 2014	542,820
1,973	Term Loan, 2.00%, Maturing May 15, 2014	1,885,329
	Rite Aid Corp.
10,505	Term Loan, 1.99%, Maturing June 1, 2014	9,557,687
3,886	Term Loan, 6.00%, Maturing June 4, 2014	3,810,216
3,000	Term Loan, 9.50%, Maturing June 4, 2014	3,146,250

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Roundy’s Supermarkets, Inc.
$877	Term Loan, 2.98%, Maturing November 3, 2011	$874,118
7,193	Term Loan, 6.21%, Maturing November 3, 2013	7,225,836
	Supervalu, Inc.
1,334	Term Loan, 1.48%, Maturing June 1, 2012	1,332,424

		$37,644,975

Forest Products — 1.2%
	Georgia-Pacific Corp.
$4,191	Term Loan, 2.26%, Maturing December 20, 2012	$4,160,928
9,205	Term Loan, 2.26%, Maturing December 24, 2012	9,138,891
2,144	Term Loan, 3.51%, Maturing December 23, 2014	2,157,466

		$15,457,285

Health Care — 10.4%
	1-800 Contacts, Inc.
$1,992	Term Loan, 7.70%, Maturing March 4, 2015	$1,987,475
	Alliance Healthcare Services
2,968	Term Loan, 5.50%, Maturing June 1, 2016	2,970,655
	American Medical Systems
180	Term Loan, 2.50%, Maturing July 20, 2012	175,392
	AMR HoldCo, Inc.
1,273	Term Loan, 2.24%, Maturing February 10, 2012	1,272,912
	Biomet, Inc.
12,856	Term Loan, 3.28%, Maturing December 26, 2014	12,682,048
	Bright Horizons Family Solutions, Inc.
785	Term Loan, 7.50%, Maturing May 15, 2015	788,927
	Cardinal Health 409, Inc.
4,622	Term Loan, 2.50%, Maturing April 10, 2014	4,331,252
	Carestream Health, Inc.
4,416	Term Loan, 2.25%, Maturing April 30, 2013	4,235,217
	Community Health Systems, Inc.
775	Term Loan, 2.50%, Maturing July 25, 2014	755,967
15,122	Term Loan, 2.50%, Maturing July 25, 2014	14,760,451
	Concentra, Inc.
450	Term Loan, 2.55%, Maturing June 25, 2014	428,806
	ConMed Corp.
661	Term Loan, 1.75%, Maturing April 13, 2013	614,923
	CRC Health Corp.
743	Term Loan, 2.54%, Maturing February 6, 2013	706,930
1,639	Term Loan, 2.54%, Maturing February 6, 2013	1,558,841
	DaVita, Inc.
3,056	Term Loan, 1.75%, Maturing October 5, 2012	3,015,680
	DJO Finance, LLC
1,376	Term Loan, 3.25%, Maturing May 15, 2014	1,340,933
	Fenwal, Inc.
146	Term Loan, 2.50%, Maturing February 28, 2014	127,661
850	Term Loan, 2.50%, Maturing February 28, 2014	744,847
	Fresenius Medical Care Holdings
1,242	Term Loan, 1.63%, Maturing March 31, 2013	1,221,350
	Hanger Orthopedic Group, Inc.
300	Term Loan, 2.25%, Maturing May 30, 2013	295,839
	HCA, Inc.
14,354	Term Loan, 2.54%, Maturing November 18, 2013	14,027,484
	Health Management Association, Inc.
14,228	Term Loan, 2.04%, Maturing February 28, 2014	13,822,451
	HealthSouth Corp.
700	Term Loan, 2.50%, Maturing March 10, 2013	651,000
2,520	Term Loan, 2.51%, Maturing March 10, 2013	2,489,618
4,064	Term Loan, 4.01%, Maturing March 15, 2014	4,079,162

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Ikaria Acquisition, Inc.
$1,737	Term Loan, 2.50%, Maturing March 28, 2013	$1,641,467
	IM U.S. Holdings, LLC
5,573	Term Loan, 2.25%, Maturing June 26, 2014	5,438,408
	IMS Health, Inc.
2,250	Term Loan, 5.25%, Maturing February 26, 2016	2,268,749
	inVentiv Health, Inc.
1,464	Term Loan, 2.05%, Maturing July 6, 2014	1,396,583
	Lifepoint Hospitals, Inc.
1,421	Term Loan, 3.01%, Maturing April 15, 2015	1,419,114
	MultiPlan Merger Corp.
1,579	Term Loan, 3.50%, Maturing April 12, 2013	1,550,074
2,140	Term Loan, 3.50%, Maturing April 12, 2013	2,100,346
	Mylan, Inc.
7,779	Term Loan, 3.55%, Maturing October 2, 2014	7,798,844
	National Mentor Holdings, Inc.
3,044	Term Loan, 2.30%, Maturing June 29, 2013	2,800,179
193	Term Loan, 3.00%, Maturing June 29, 2013	177,810
	National Renal Institutes, Inc.
201	Term Loan, 9.00%, Maturing March 31, 2013(2)	194,921
	Nyco Holdings
990	Term Loan, 2.54%, Maturing December 29, 2014	925,025
990	Term Loan, 3.29%, Maturing December 29, 2015	925,025
	Physiotherapy Associates, Inc.
525	Term Loan, 7.50%, Maturing June 27, 2013	417,377
	RadNet Management, Inc.
2,943	Term Loan, 4.50%, Maturing November 15, 2012	2,939,467
	ReAble Therapeutics Finance, LLC
3,651	Term Loan, 2.30%, Maturing November 16, 2013	3,593,565
	RehabCare Group, Inc.
1,397	Term Loan, 6.00%, Maturing November 20, 2015	1,411,338
	Renal Advantage, Inc.
718	Term Loan, 2.76%, Maturing October 5, 2012	696,695
	Select Medical Holdings Corp.
523	Term Loan, 4.00%, Maturing August 5, 2014	513,320
5,578	Term Loan, 4.00%, Maturing August 5, 2014	5,475,763
	Sunrise Medical Holdings, Inc.
443	Term Loan, 6.25%, Maturing May 13, 2014	383,174
	TZ Merger Sub., Inc. (TriZetto)
2,138	Term Loan, 7.50%, Maturing July 24, 2015	2,156,076
	Vanguard Health Holding Co., LLC
2,750	Term Loan, 5.00%, Maturing January 29, 2016	2,759,575

		$138,068,716

Home Furnishings — 0.6%
	Hunter Fan Co.
$258	Term Loan, 2.73%, Maturing April 16, 2014	$217,967
	Interline Brands, Inc.
569	Term Loan, 2.00%, Maturing June 23, 2013	525,901
2,089	Term Loan, 2.04%, Maturing June 23, 2013	1,931,888
	National Bedding Co., LLC
4,409	Term Loan, 2.31%, Maturing August 31, 2011	4,293,371
1,291	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	1,190,840
	Oreck Corp.
485	Term Loan, 0.00%, Maturing February 2, 2012(5)(6)	174,292

		$8,334,259

Industrial Equipment — 2.3%
	Brand Energy and Infrastructure Services, Inc.
$1,872	Term Loan, 2.56%, Maturing February 7, 2014	$1,773,843
507	Term Loan, 3.56%, Maturing February 7, 2014	487,800

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Bucyrus International, Inc.
$488	Term Loan, 2.48%, Maturing May 4, 2014	$486,739
2,285	Term Loan, 4.50%, Maturing February 19, 2016	2,312,420
	CEVA Group PLC U.S.
730	Term Loan, 3.24%, Maturing January 4, 2014	661,441
1,724	Term Loan, 3.24%, Maturing January 4, 2014	1,562,460
485	Term Loan, 3.29%, Maturing January 4, 2014	442,411
	EPD Holdings, (Goodyear Engineering Products)
250	Term Loan, 2.74%, Maturing July 13, 2014	222,618
1,751	Term Loan, 2.74%, Maturing July 13, 2014	1,556,241
	Flowserve Corp.
226	Term Loan, 1.81%, Maturing August 10, 2012	224,339
	Generac Acquisition Corp.
1,016	Term Loan, 2.75%, Maturing November 7, 2013	953,067
	Gleason Corp.
512	Term Loan, 2.00%, Maturing June 30, 2013	501,592
	Itron, Inc.
188	Term Loan, 3.75%, Maturing April 18, 2014	188,213
	Jason, Inc.
264	Term Loan, 6.00%, Maturing July 30, 2010	164,780
	John Maneely Co.
5,162	Term Loan, 3.50%, Maturing December 8, 2013	4,921,005
	Kinetek Acquisition Corp.
46	Term Loan, 2.92%, Maturing November 10, 2013	35,881
450	Term Loan, 2.92%, Maturing November 10, 2013	350,172
	LN Acquisitions Corp.
123	Term Loan, 3.48%, Maturing July 11, 2014	115,317
318	Term Loan, 3.48%, Maturing July 11, 2014	299,252
	Polypore, Inc.
10,307	Term Loan, 2.50%, Maturing July 3, 2014	9,997,986
	Sequa Corp.
1,990	Term Loan, 3.87%, Maturing December 3, 2014	1,862,055
	TFS Acquisition Corp.
1,225	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,163,946

		$30,283,578

Insurance — 1.9%
	Alliant Holdings I, Inc.
$1,680	Term Loan, 3.29%, Maturing August 21, 2014	$1,602,245
	AmWINS Group, Inc.
2,476	Term Loan, 2.77%, Maturing June 8, 2013	2,299,604
	Applied Systems, Inc.
5,553	Term Loan, 2.75%, Maturing September 26, 2013	5,302,884
	CCC Information Services Group, Inc.
2,258	Term Loan, 2.50%, Maturing February 10, 2013	2,181,922
	Conseco, Inc.
3,358	Term Loan, 7.50%, Maturing October 10, 2013	3,264,960
	Crawford & Company
830	Term Loan, 5.25%, Maturing October 31, 2013	815,358
	Crump Group, Inc.
554	Term Loan, 3.25%, Maturing August 4, 2014	500,557
	Hub International Holdings, Inc.
642	Term Loan, 2.79%, Maturing June 13, 2014	600,540
2,858	Term Loan, 2.79%, Maturing June 13, 2014	2,672,043
871	Term Loan, 6.75%, Maturing June 30, 2014	867,360
	U.S.I. Holdings Corp.
3,849	Term Loan, 3.05%, Maturing May 4, 2014	3,541,077
995	Term Loan, 7.00%, Maturing May 4, 2014	971,120

		$24,619,670

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Leisure Goods/Activities/Movies — 4.5%
	AMC Entertainment, Inc.
$7,051	Term Loan, 2.00%, Maturing January 26, 2013	$6,897,505
	AMF Bowling Worldwide, Inc.
462	Term Loan, 2.73%, Maturing June 8, 2013	410,876
	Bombardier Recreational Products
3,484	Term Loan, 3.25%, Maturing June 28, 2013	3,087,328
	Butterfly Wendel US, Inc.
577	Term Loan, 3.00%, Maturing June 22, 2013	489,064
423	Term Loan, 2.75%, Maturing June 22, 2014	358,436
	Carmike Cinemas, Inc.
4,234	Term Loan, 5.50%, Maturing January 27, 2016	4,239,309
	Cedar Fair, L.P.
815	Term Loan, 2.25%, Maturing August 30, 2012	811,047
4,540	Term Loan, 4.25%, Maturing February 17, 2014	4,518,906
	Cinemark, Inc.
5,843	Term Loan, 3.50%, Maturing April 29, 2016	5,841,994
	Dave & Buster’s, Inc.
48	Term Loan, 2.50%, Maturing March 8, 2013	47,334
120	Term Loan, 2.50%, Maturing March 8, 2013	119,109
	Deluxe Entertainment Services
100	Term Loan, 6.25%, Maturing January 28, 2011	92,097
934	Term Loan, 6.25%, Maturing January 28, 2011	863,858
59	Term Loan, 6.29%, Maturing January 28, 2011	54,626
	Fender Musical Instruments Corp.
699	Term Loan, 2.51%, Maturing June 9, 2014	604,468
1,382	Term Loan, 2.55%, Maturing June 9, 2014	1,195,002
	Mega Blocks, Inc.
1,447	Term Loan, 8.50%, Maturing July 26, 2012	990,857
	National CineMedia, LLC
3,400	Term Loan, 2.01%, Maturing February 13, 2015	3,308,625
	Regal Cinemas Corp.
8,246	Term Loan, 3.79%, Maturing November 10, 2010	8,283,671
	Revolution Studios Distribution Co., LLC
540	Term Loan, 4.00%, Maturing December 21, 2014	502,605
	Six Flags Theme Parks, Inc.
6,063	Term Loan, 2.48%, Maturing April 30, 2015	6,093,566
	SW Acquisition Co., Inc.
2,818	Term Loan, 3.75%, Maturing May 31, 2016	2,845,238
	Universal City Development Partners, Ltd.
3,940	Term Loan, 6.50%, Maturing November 6, 2014	3,985,239
	Zuffa, LLC
3,436	Term Loan, 2.31%, Maturing June 20, 2016	3,281,201

		$58,921,961

Lodging and Casinos — 1.9%
	Ameristar Casinos, Inc.
$719	Term Loan, 3.50%, Maturing November 10, 2012	$719,325
	Harrah’s Operating Co.
2,917	Term Loan, 3.25%, Maturing January 28, 2015	2,522,178
1,584	Term Loan, 3.25%, Maturing January 28, 2015	1,363,790
1,995	Term Loan, 9.50%, Maturing October 31, 2016	2,068,011
	Herbst Gaming, Inc.
70	Term Loan, 0.00%, Maturing December 2, 2011(5)	38,579
1,666	Term Loan, 0.00%, Maturing December 2, 2011(5)	913,594
	Isle of Capri Casinos, Inc.
984	Term Loan, 5.00%, Maturing November 30, 2013	962,437
1,179	Term Loan, 5.00%, Maturing November 30, 2013	1,153,571
2,947	Term Loan, 5.00%, Maturing November 30, 2013	2,883,925

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	LodgeNet Entertainment Corp.
$2,617	Term Loan, 2.30%, Maturing April 4, 2014	$2,477,192
	New World Gaming Partners, Ltd.
149	Term Loan, 2.76%, Maturing June 30, 2014	144,088
737	Term Loan, 2.80%, Maturing June 30, 2014	711,392
	Penn National Gaming, Inc.
3,906	Term Loan, 2.00%, Maturing October 3, 2012	3,867,257
	Tropicana Entertainment, Inc.
372	Term Loan, 15.00%, Maturing December 29, 2012	379,718
	Venetian Casino Resort/Las Vegas Sands, Inc.
899	Term Loan, 2.05%, Maturing May 14, 2014	825,771
3,887	Term Loan, 2.05%, Maturing May 23, 2014	3,568,960
	VML US Finance, LLC
69	Term Loan, 4.80%, Maturing May 25, 2012	67,858
139	Term Loan, 4.80%, Maturing May 25, 2013	135,716
749	Term Loan, 4.80%, Maturing May 25, 2013	731,164

		$25,534,526

Nonferrous Metals/Minerals — 1.4%
	Compass Minerals Group, Inc.
$1,978	Term Loan, 1.79%, Maturing December 22, 2012	$1,957,737
	Noranda Aluminum Acquisition
5,291	Term Loan, 2.25%, Maturing May 18, 2014	5,094,585
	Novelis, Inc.
1,204	Term Loan, 2.25%, Maturing June 28, 2014	1,168,161
3,210	Term Loan, 2.27%, Maturing June 28, 2014	3,115,904
	Oxbow Carbon and Mineral Holdings
5,909	Term Loan, 2.29%, Maturing May 8, 2014	5,772,673
	Tube City IMS Corp.
865	Term Loan, 2.50%, Maturing January 25, 2014	806,738
108	Term Loan, 2.54%, Maturing January 25, 2014	100,811

		$18,016,609

Oil and Gas — 3.1%
	Atlas Pipeline Partners, L.P.
$5,349	Term Loan, 6.75%, Maturing July 27, 2014	$5,350,549
	Big West Oil, LLC
543	Term Loan, 4.50%, Maturing May 1, 2014	536,279
683	Term Loan, 4.50%, Maturing May 1, 2014	674,180
	Citgo Petroleum Corp.
5,311	Term Loan, 5.25%, Maturing November 15, 2012	5,282,911
	Dresser, Inc.
2,815	Term Loan, 2.50%, Maturing May 4, 2014	2,708,501
	Dynegy Holdings, Inc.
665	Term Loan, 4.00%, Maturing April 2, 2013	655,851
9,126	Term Loan, 4.00%, Maturing April 2, 2013	8,998,941
	Energy Transfer Equity, L.P.
900	Term Loan, 1.98%, Maturing February 8, 2012	893,602
	Enterprise GP Holdings, L.P.
784	Term Loan, 2.49%, Maturing October 31, 2014	775,833
	Hercules Offshore, Inc.
4,396	Term Loan, 6.00%, Maturing July 11, 2013	4,294,218
	Precision Drilling Corp.
878	Term Loan, 4.30%, Maturing December 23, 2013	864,489
3,379	Term Loan, 8.25%, Maturing September 30, 2014	3,404,310
	SemGroup Corp.
1,950	Term Loan, 7.50%, Maturing June 30, 2011	1,945,125
1,675	Term Loan, 1.61%, Maturing November 27, 2013	1,677,094

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Targa Resources, Inc.
$1,796	Term Loan, 6.00%, Maturing July 5, 2016	$1,806,722
	Volnay Acquisition Co.
932	Term Loan, 3.47%, Maturing January 12, 2014	919,856

		$40,788,461

Publishing — 4.7%
	American Media Operations, Inc.
$3,986	Term Loan, 8.76%, Maturing January 31, 2013(2)	$3,855,985
	Aster Zweite Beteiligungs GmbH
1,000	Term Loan, 2.50%, Maturing September 27, 2013	945,000
	Black Press US Partnership
348	Term Loan, 2.25%, Maturing August 2, 2013	250,211
572	Term Loan, 2.25%, Maturing August 2, 2013	412,111
	GateHouse Media Operating, Inc.
867	Term Loan, 2.24%, Maturing August 28, 2014	422,493
2,227	Term Loan, 2.25%, Maturing August 28, 2014	1,085,579
998	Term Loan, 2.49%, Maturing August 28, 2014	486,475
	Getty Images, Inc.
5,689	Term Loan, 6.25%, Maturing July 2, 2015	5,727,159
	Lamar Media Corp.
1,726	Term Loan, 5.50%, Maturing September 30, 2012	1,734,658
937	Term Loan, 5.50%, Maturing March 31, 2013	941,783
	Laureate Education, Inc.
1,183	Term Loan, 3.50%, Maturing August 17, 2014	1,099,637
7,902	Term Loan, 3.50%, Maturing August 17, 2014	7,346,923
998	Term Loan, 7.00%, Maturing August 31, 2014	999,059
	Local Insight Regatta Holdings, Inc.
1,298	Term Loan, 6.25%, Maturing April 23, 2015	1,114,432
	MediaNews Group, Inc.
769	Term Loan, 8.50%, Maturing March 19, 2014	725,165
	Merrill Communications, LLC
1,594	Term Loan, 8.50%, Maturing December 24, 2012	1,476,383
	Nelson Education, Ltd.
341	Term Loan, 2.79%, Maturing July 5, 2014	303,712
	Newspaper Holdings, Inc.
310	Term Loan, 1.75%, Maturing July 24, 2014	186,132
	Nielsen Finance, LLC
10,746	Term Loan, 2.23%, Maturing August 9, 2013	10,324,015
4,965	Term Loan, 3.98%, Maturing May 1, 2016	4,886,017
	Penton Media, Inc.
972	Term Loan, 5.00%, Maturing August 1, 2014(2)	729,889
	Philadelphia Newspapers, LLC
472	Term Loan, 0.00%, Maturing June 29, 2013(5)	148,696
	SGS International, Inc.
2,735	Term Loan, 2.88%, Maturing December 30, 2011	2,643,050
192	Term Loan, 2.89%, Maturing December 30, 2011	185,635
	Source Interlink Companies, Inc.
456	Term Loan, 10.75%, Maturing June 18, 2013	403,286
254	Term Loan, 15.00%, Maturing June 18, 2013(2)	101,645
	Source Media, Inc.
629	Term Loan, 5.30%, Maturing November 8, 2011	603,575
	Springer Science+Business Media
3,000	Term Loan, 6.75%, Maturing June 19, 2016	3,009,999
	Star Tribune Co. (The)
167	Term Loan, 8.00%, Maturing September 29, 2014(6)	134,830
112	Term Loan, 8.00%, Maturing September 29, 2014(6)	78,623
	Super Media, Inc.
3,182	Term Loan, 11.00%, Maturing December 31, 2015	2,993,609

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	TL Acquisitions, Inc.
$2,360	Term Loan, 2.79%, Maturing July 5, 2014	$2,085,694
	Tribune Co.
3,414	Term Loan, 0.00%, Maturing June 4, 2010(5)	2,152,240
1,975	Term Loan, 0.00%, Maturing May 17, 2014(5)	1,236,366
	Xsys, Inc.
132	Term Loan, 2.50%, Maturing September 27, 2013	124,765
597	Term Loan, 2.50%, Maturing September 27, 2013	564,368
135	Term Loan, 2.50%, Maturing September 27, 2014	127,438
639	Term Loan, 2.50%, Maturing September 27, 2014	603,432

		$62,250,069

Radio and Television — 3.2%
	Block Communications, Inc.
$1,124	Term Loan, 2.29%, Maturing December 22, 2011	$1,063,194
	CMP Susquehanna Corp.
1,556	Term Loan, 2.25%, Maturing May 5, 2013	1,320,253
	Cumulus Media, Inc.
1,168	Term Loan, 4.24%, Maturing June 11, 2014	1,067,153
	Discovery Communications, Inc.
2,480	Term Loan, 2.29%, Maturing May 14, 2014	2,478,769
	Emmis Operating Co.
1,389	Term Loan, 4.29%, Maturing November 2, 2013	1,204,856
	Gray Television, Inc.
1,532	Term Loan, 3.75%, Maturing January 19, 2015	1,474,733
	HIT Entertainment, Inc.
1,304	Term Loan, 2.50%, Maturing March 20, 2012	1,222,829
	Intelsat Corp.
653	Term Loan, 2.73%, Maturing January 3, 2014	637,051
653	Term Loan, 2.73%, Maturing January 3, 2014	637,051
653	Term Loan, 2.73%, Maturing January 3, 2014	637,246
4,489	Term Loan, 2.73%, Maturing January 3, 2014	4,378,163
4,489	Term Loan, 2.73%, Maturing January 3, 2014	4,378,163
4,490	Term Loan, 2.73%, Maturing January 3, 2014	4,379,504
	LBI Media, Inc.
240	Term Loan, 1.75%, Maturing March 31, 2012	220,400
	Live Nation Worldwide, Inc.
630	Term Loan, 3.53%, Maturing December 21, 2013	625,636
	Local TV Finance, LLC
973	Term Loan, 2.30%, Maturing May 7, 2013	868,766
	NEP II, Inc.
771	Term Loan, 2.26%, Maturing February 16, 2014	729,022
	Nexstar Broadcasting, Inc.
1,176	Term Loan, 5.00%, Maturing October 1, 2012	1,154,526
1,097	Term Loan, 5.00%, Maturing October 1, 2012	1,076,706
	Raycom TV Broadcasting, LLC
1,800	Term Loan, 1.81%, Maturing June 25, 2014	1,638,000
	SFX Entertainment
93	Term Loan, 3.52%, Maturing June 21, 2013	92,372
	Spanish Broadcasting System, Inc.
840	Term Loan, 2.05%, Maturing June 10, 2012	752,552
	Univision Communications, Inc.
10,917	Term Loan, 2.54%, Maturing September 29, 2014	9,751,280
	Young Broadcasting, Inc.
523	Term Loan, 0.00%, Maturing November 3, 2012(5)	465,770
705	Term Loan, 0.00%, Maturing November 3, 2012(5)	627,607

		$42,881,602

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$3,772	Term Loan, 2.01%, Maturing April 26, 2013	$3,702,618

		$3,702,618

Retailers (Except Food and Drug) — 2.2%
	Amscan Holdings, Inc.
$639	Term Loan, 2.53%, Maturing May 25, 2013	$611,382
	Cumberland Farms, Inc.
1,446	Term Loan, 2.77%, Maturing September 29, 2013	1,330,353
	Educate, Inc.
25	Term Loan, 4.50%, Maturing June 14, 2013	23,790
	FTD, Inc.
1,026	Term Loan, 6.75%, Maturing July 31, 2014	1,030,874
	Harbor Freight Tools USA, Inc.
1,571	Term Loan, 5.01%, Maturing February 24, 2016	1,578,263
	Josten’s Corp.
1,718	Term Loan, 2.23%, Maturing October 4, 2011	1,709,004
	Mapco Express, Inc.
1,319	Term Loan, 6.50%, Maturing April 28, 2011	1,266,003
	Neiman Marcus Group, Inc.
4,033	Term Loan, 2.25%, Maturing April 5, 2013	3,832,767
	Orbitz Worldwide, Inc.
798	Term Loan, 3.25%, Maturing July 25, 2014	764,395
	Oriental Trading Co., Inc.
4,877	Term Loan, 9.75%, Maturing July 31, 2013	4,282,650
	Pep Boys — Manny, Moe, & Jack (The)
1,465	Term Loan, 2.25%, Maturing January 27, 2011	1,403,093
	Pilot Travel Centers, LLC
1,950	Term Loan, Maturing November 24, 2015(3)	1,969,342
	Rent-A-Center, Inc.
74	Term Loan, 2.00%, Maturing November 15, 2012	73,334
1,339	Term Loan, 3.26%, Maturing May 31, 2015	1,335,531
	Rover Acquisition Corp.
1,715	Term Loan, 2.52%, Maturing October 26, 2013	1,693,033
	Savers, Inc.
2,075	Term Loan, 5.75%, Maturing March 11, 2016	2,090,562
	Yankee Candle Company, Inc. (The)
4,088	Term Loan, 2.25%, Maturing February 6, 2014	4,015,029

		$29,009,405

Steel — 0.1%
	Niagara Corp.
$1,962	Term Loan, 10.50%, Maturing June 29, 2014	$1,389,939

		$1,389,939

Surface Transport — 0.4%
	Oshkosh Truck Corp.
$2,977	Term Loan, 6.26%, Maturing December 6, 2013	$2,992,578
	Swift Transportation Co., Inc.
1,867	Term Loan, 8.25%, Maturing May 10, 2014	1,791,552

		$4,784,130

Telecommunications — 2.2%
	Alaska Communications Systems Holdings, Inc.
$332	Term Loan, 2.04%, Maturing February 1, 2012	$324,954
2,361	Term Loan, 2.04%, Maturing February 1, 2012	2,312,992
	Asurion Corp.
6,219	Term Loan, 3.23%, Maturing July 13, 2012	6,165,630

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Cellular South, Inc.
$1,094	Term Loan, 2.00%, Maturing May 29, 2014	$1,062,608
372	Term Loan, 2.00%, Maturing May 29, 2014	361,487
	CommScope, Inc.
4,249	Term Loan, 2.79%, Maturing November 19, 2014	4,214,584
	Crown Castle Operating Co.
1,848	Term Loan, 1.75%, Maturing March 6, 2014	1,819,096
	Intelsat Subsidiary Holding Co.
2,256	Term Loan, 2.73%, Maturing July 3, 2013	2,198,916
	Iowa Telecommunications Services
1,450	Term Loan, 2.03%, Maturing November 23, 2011	1,446,366
	IPC Systems, Inc.
1,273	Term Loan, 2.52%, Maturing May 31, 2014	1,150,772
	NTelos, Inc.
1,990	Term Loan, 5.75%, Maturing August 13, 2015	2,010,523
	Palm, Inc.
987	Term Loan, 3.80%, Maturing April 24, 2014	806,330
	Stratos Global Corp.
17	Term Loan, 5.00%, Maturing February 13, 2012	16,520
	Telesat Canada, Inc.
271	Term Loan, 3.25%, Maturing October 31, 2014	267,430
3,149	Term Loan, 3.25%, Maturing October 31, 2014	3,113,538
	TowerCo Finance, LLC
673	Term Loan, 6.00%, Maturing November 24, 2014	679,485
	Windstream Corp.
800	Term Loan, 3.01%, Maturing December 17, 2015	799,507

		$28,750,738

Utilities — 3.1%
	AEI Finance Holding, LLC
$249	Revolving Loan, 3.25%, Maturing March 30, 2012	$230,975
1,836	Term Loan, 3.29%, Maturing March 30, 2014	1,705,431
	Astoria Generating Co.
836	Term Loan, 2.03%, Maturing February 23, 2013	819,452
	BRSP, LLC
977	Term Loan, 7.50%, Maturing June 24, 2014	979,201
	Calpine Corp.
15,282	DIP Loan, 3.17%, Maturing March 29, 2014	14,837,979
	Covanta Energy Corp.
1,251	Term Loan, 1.75%, Maturing February 9, 2014	1,212,364
635	Term Loan, 1.79%, Maturing February 9, 2014	615,465
	NRG Energy, Inc.
5,463	Term Loan, 2.01%, Maturing February 1, 2013	5,356,589
3,731	Term Loan, 2.03%, Maturing February 1, 2013	3,658,741
	NSG Holdings, LLC
114	Term Loan, 1.76%, Maturing June 15, 2014	108,191
558	Term Loan, 1.76%, Maturing June 15, 2014	527,593
	TXU Texas Competitive Electric Holdings Co., LLC
2,982	Term Loan, 3.73%, Maturing October 10, 2014	2,455,626
3,284	Term Loan, 3.73%, Maturing October 10, 2014	2,675,029
4,517	Term Loan, 3.73%, Maturing October 10, 2014	3,720,683
	USPF Holdings, LLC
442	Term Loan, 2.00%, Maturing April 11, 2014	439,593
	Vulcan Energy Corp.
2,185	Term Loan, 5.50%, Maturing December 31, 2015	2,212,491

		$41,555,403

Total Senior Floating-Rate Interests (identified cost $1,189,512,983)		$1,208,272,512

Corporate Bonds & Notes — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Containers and Glass Products — 0.1%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	5.001%, 2/15/15	$960,000

		$960,000

Electronics/Electrical — 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$300	3.001%, 10/15/13	$282,375

		$282,375

Telecommunications — 0.0%
	Qwest Corp., Sr. Notes, Variable Rate
$300	3.507%, 6/15/13	$304,125

		$304,125

Total Corporate Bonds & Notes (identified cost $1,557,166)		$1,546,500

Common Stocks — 0.6%

Shares	Security	Value
Automotives — 0.0%
15,250	Dayco Products, LLC(7)	$472,750

		$472,750

Food Service — 0.0%
20,871	Buffets, Inc.(7)	$114,790

		$114,790

Lodging and Casinos — 0.2%
140,712	Tropicana Entertainment, Inc.(7)	$2,251,392

		$2,251,392

Publishing — 0.4%
399	Ion Media Networks, Inc.(6)(7)	$114,066
45,600	MediaNews Group, Inc.(7)	729,602
151,667	Reader’s Digest Association, Inc. (The)(7)	4,170,843
1,145	Source Interlink Companies, Inc.(6)(7)	8,278
4,060	Star Tribune Co. (The)(6)(7)	0
14,751	SuperMedia, Inc.(7)	603,316

		$5,626,105

Total Common Stocks (identified cost $7,010,401)		$8,465,037

Warrants — 0.0%

Shares	Security	Value
Lodging and Casinos — 0.0%
3,252	Tropicana Entertainment, Inc., Exp. 6/5/10(7)	$52,032

Total Warrants (identified cost $52,032)		$52,032

Short-Term Investments — 8.8%

Time Deposits — 3.7%

Principal
Amount
(000’s omitted)	Description	Value
$20,858	BNP Paribas Finance, Inc., 0.10%, 4/1/10	$20,858,000
17,000	Societe Generale North America, Inc., 0.08%, 4/1/10	17,000,000
11,168	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	11,167,635

Total Time Deposits (identified cost $49,025,635)		$49,025,635

U.S. Government Agency Obligations — 5.1%

Principal
Amount
(000’s omitted)	Description	Value
$7,645	Federal Home Loan Bank, Discount Note, 0.12%, 4/16/10	$7,644,618
15,000	Federal Home Loan Bank, Discount Note, 0.12%, 4/21/10	14,999,000
15,000	Federal Home Loan Bank, Discount Note, 0.13%, 4/7/10	14,999,688
11,840	Federal Home Loan Bank, Discount Note, 0.16%, 5/14/10	11,837,737
10,000	Federal National Mortgage Association, Discount Note, 0.14%, 4/28/10	9,998,950
8,000	Federal National Mortgage Association, Discount Note, 0.14%, 5/3/10	7,999,004

Total U.S. Government Agency Obligations (identified cost $67,478,997)		$67,478,997

Total Short-Term Investments (identified cost $116,504,632)		$116,504,632

Total Investments — 100.6% (identified cost $1,314,637,214)		$1,334,840,713

Other Assets, Less Liabilities — (0.6)%		$(7,809,281)

Net Assets — 100.0%		$1,327,031,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		This Senior Loan will settle after March 31, 2010, at which time the interest rate will be determined.

(4)		Defaulted matured security.

(5)		Currently the issuer is in default with respect to interest payments.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Non-income producing security.

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,315,861,034

Gross unrealized appreciation	$40,179,044
Gross unrealized depreciation	(21,199,365)

Net unrealized appreciation	$18,979,679

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$1,207,884,767	$387,745	$1,208,272,512
Corporate Bonds & Notes	—	1,546,500	—	1,546,500
Common Stocks	603,316	7,739,377	122,344	8,465,037
Warrants	—	52,032	—	52,032
Short-Term Investments	—	116,504,632	—	116,504,632

Total Investments	$603,316	$1,333,727,308	$510,089	$1,334,840,713

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior
	Floating-Rate	Investments in
	Interests	Common Stock	Total
Balance as of December 31, 2009	$437,133	$8,244	$445,377
Realized gains (losses)	(20,450)	—	(20,450)
Change in net unrealized appreciation (depreciation)	(19,690)	42	(19,648)
Net purchases (sales)	(12,620)	114,058	101,438
Accrued discount (premium)	3,372	—	3,372
Net transfers to (from) Level 3	—	—	—

Balance as of March 31, 2010	$387,745	$122,344	$510,089

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2010	$(464)	$42	$(422)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance VT Worldwide Health Sciences Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.56%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization — Europe — 14.26%(1)
Novartis AG	11,000	$595,033	3.27%
Roche Holding AG	3,800	617,160	3.39
Shire PLC ADR	11,200	738,752	4.05
Teva Pharmaceutical Industries, Ltd. ADR	6,000	378,480	2.08
Warner Chilcott PLC, Class A(2)	10,500	268,275	1.47

		$2,597,700	14.26%

Major Capitalization — North America — 53.52%(1)
Aetna, Inc.	10,000	$351,100	1.93%
Allergan, Inc.	6,300	411,516	2.26
Amgen, Inc.(2)	11,500	687,240	3.77
Baxter International, Inc.	8,500	494,700	2.72
Bristol-Myers Squibb Co.	31,000	827,700	4.54
Celgene Corp.(2)	5,500	340,780	1.87
Genzyme Corp.(2)	12,000	621,960	3.42
Gilead Sciences, Inc.(2)	13,600	618,528	3.40
Hospira, Inc.(2)	4,000	226,600	1.24
Johnson & Johnson	10,500	684,600	3.76
Merck & Co., Inc.	16,000	597,600	3.28
Mylan, Inc.(2)	27,000	613,170	3.37
Perrigo Co.	7,000	411,040	2.26
Pfizer, Inc.	38,000	651,700	3.58
St. Jude Medical, Inc.(2)	2,500	102,625	0.56
Stryker Corp.	3,200	183,104	1.01
Thermo Fisher Scientific, Inc.(2)	10,500	540,120	2.97
UnitedHealth Group, Inc.	9,500	310,365	1.70
Vertex Pharmaceuticals, Inc.(2)	14,000	572,180	3.14
WellPoint, Inc.(2)	5,000	321,900	1.77
Zimmer Holdings, Inc.(2)	3,000	177,600	0.97

		$9,746,128	53.52%

Small & Mid Capitalization — Europe — 2.59%(1)
Elan Corp. PLC ADR(2)	55,000	$416,900	2.29%
Genmab AS(2)	4,300	54,159	0.30

		$471,059	2.59%

Small & Mid Capitalization — Far East — 5.96%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	12,000	$337,345	1.85%
Sawai Pharmaceutical Co., Ltd.	6,000	391,730	2.15
Towa Pharmaceutical Co., Ltd.	7,000	356,242	1.96

		$1,085,317	5.96%

Small & Mid Capitalization — North America — 21.23%(1)
Align Technology, Inc.(2)	14,000	$270,760	1.49%
Allos Therapeutics, Inc.(2)	42,000	312,060	1.71
BioMarin Pharmaceutical, Inc.(2)	18,000	420,660	2.31
Cubist Pharmaceuticals, Inc.(2)	16,500	371,910	2.04
Dendreon Corp.(2)	9,100	331,877	1.82
Endo Pharmaceuticals Holdings, Inc.(2)	18,000	426,420	2.34
Genomic Health, Inc.(2)	3,900	68,601	0.38
Illumina, Inc.(2)	9,300	361,770	1.99
InterMune, Inc.(2)	6,000	267,420	1.47
Masimo Corp.	6,000	159,300	0.87
Medicines Co.(2)	16,200	127,008	0.70
Momenta Pharmaceuticals, Inc.(2)	11,000	164,670	0.90

1

			Percentage of
Security	Shares	Value	Net Assets
NPS Pharmaceuticals, Inc.(2)	45,000	$226,800	1.25%
OSI Pharmaceuticals, Inc.(2)	6,000	357,300	1.96

		$3,866,556	21.23%

Total Common Stocks (identified cost $15,370,015)		$17,766,760

Short-Term Investments — 1.27%

	Principal
	Amount		Percentage of
Description	(000’s Omitted)	Value	Net Assets
BNP Paribas Finance, Inc., 0.10% , 4/1/10	$230	$230,000	1.27%

		$230,000	1.27%

Total Short-Term Investments (identified cost $230,000)		$230,000

Total Investments (identified cost $15,600,015)		$17,996,760	98.83%

Other Assets, Less Liabilities		$213,967	1.17%

Net Assets		$18,210,727	100.00%

ADR	-	American Depositary Receipt

(1)		Major capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

Country Concentration

	Percentage
Country	of Net Assets	Value
United States	76.02%	$13,842,684
Switzerland	6.66	1,212,193
Japan	5.96	1,085,317
United Kingdom	4.05	738,752
Ireland	3.76	685,175
Israel	2.08	378,480
Denmark	0.30	54,159

Total Investments	98.83%	$17,996,760

2

The Fund did not have any financial instruments outstanding at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,607,544

Gross unrealized appreciation	$3,491,599
Gross unrealized depreciation	(1,102,383)

Net unrealized appreciation	$2,389,216

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization — Europe	$1,385,507	$1,212,193		$—	$2,597,700
Major Capitalization — North America	9,746,128	—		—	9,746,128
Small & Mid Capitalization — Europe	416,900	54,159		—	471,059
Small & Mid Capitalization — Far East	—	1,085,317		—	1,085,317
Small & Mid Capitalization — North America	3,866,556	—		—	3,866,556

Total Common Stocks	$15,415,091	$2,351,669	*	$—	$17,766,760

Short-Term Investments	$—	$230,000		$—	$230,000

Total Investments	$15,415,091	$2,581,669		$—	$17,996,760

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 26, 2010, the Fund’s Trustees approved the liquidation and termination of the Fund. Such liquidation and termination is expected to be completed in September 2010. Effective May 14, 2010, the Fund discontinued all sales of its shares, except shares purchased by separate accounts of insurance companies and qualified pension and retirement plans that have selected the Fund as an investment option prior to May 14, 2010.

3

Eaton Vance VT Large-Cap Value Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	4,512	$327,617
General Dynamics Corp.	7,771	599,921
United Technologies Corp.	13,323	980,706

		$1,908,244

Beverages — 1.0%
PepsiCo, Inc.	7,377	$488,062

		$488,062

Biotechnology — 0.7%
Amgen, Inc.(1)	5,777	$345,234

		$345,234

Capital Markets — 2.7%
Goldman Sachs Group, Inc.	5,654	$964,742
Northern Trust Corp.	5,774	319,071

		$1,283,813

Chemicals — 0.6%
Air Products and Chemicals, Inc.	3,972	$293,729

		$293,729

Commercial Banks — 7.5%
Fifth Third Bancorp	26,947	$366,210
KeyCorp	45,820	355,105
PNC Financial Services Group, Inc.	16,401	979,140
U.S. Bancorp	26,804	693,687
Wells Fargo & Co.	39,175	1,219,126

		$3,613,268

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	17,795	$612,682

		$612,682

Communications Equipment — 1.4%
Cisco Systems, Inc.(1)	13,784	$358,798
Telefonaktiebolaget LM Ericsson ADR	28,673	299,059

		$657,857

Computers & Peripherals — 3.3%
Hewlett-Packard Co.	18,777	$997,998
International Business Machines Corp.	4,694	602,005

		$1,600,003

Consumer Finance — 1.0%
American Express Co.	12,124	$500,236

		$500,236

Diversified Financial Services — 5.3%
Bank of America Corp.	73,449	$1,311,065
JPMorgan Chase & Co.	27,947	1,250,628

		$2,561,693

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	18,148	$468,944
Verizon Communications, Inc.	15,483	480,283

		$949,227

1

Security	Shares	Value
Electric Utilities — 2.0%
American Electric Power Co., Inc.	20,183	$689,855
Southern Co.	8,308	275,493

		$965,348

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	12,296	$248,502

		$248,502

Energy Equipment & Services — 3.0%
Halliburton Co.	28,669	$863,797
Transocean, Ltd.(1)	6,730	581,337

		$1,445,134

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	8,130	$452,028

		$452,028

Food Products — 2.6%
Kellogg Co.	6,860	$366,530
Nestle SA	17,342	888,638

		$1,255,168

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)	27,567	$199,034
Covidien PLC	5,476	275,333

		$474,367

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	7,511	$245,384

		$245,384

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	9,286	$361,040
McDonald’s Corp.	16,648	1,110,754

		$1,471,794

Industrial Conglomerates — 2.4%
General Electric Co.	43,647	$794,375
Tyco International, Ltd.	9,431	360,736

		$1,155,111

Insurance — 5.3%
Lincoln National Corp.	12,343	$378,930
MetLife, Inc.	19,965	865,283
Prudential Financial, Inc.	16,755	1,013,677
Travelers Companies, Inc. (The)	5,257	283,563

		$2,541,453

IT Services — 1.1%
MasterCard, Inc., Class A	2,181	$553,974

		$553,974

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)	5,077	$261,161

		$261,161

Machinery — 1.7%
Caterpillar, Inc.	6,689	$420,403
PACCAR, Inc.	9,317	403,799

		$824,202

2

Security	Shares	Value
Media — 1.2%
Time Warner Cable, Inc.	4,645	$247,625
Walt Disney Co. (The)	9,558	333,670

		$581,295

Metals & Mining — 3.5%
BHP Billiton, Ltd. ADR	7,217	$579,670
Freeport-McMoRan Copper & Gold, Inc.	7,596	634,570
United States Steel Corp.	7,533	478,496

		$1,692,736

Multi-Utilities — 1.5%
PG&E Corp.	10,156	$430,818
Public Service Enterprise Group, Inc.	9,548	281,857

		$712,675

Multiline Retail — 1.0%
Target Corp.	9,286	$488,444

		$488,444

Oil, Gas & Consumable Fuels — 14.4%
Anadarko Petroleum Corp.	15,831	$1,152,972
Apache Corp.	9,961	1,011,041
Chevron Corp.	14,291	1,083,686
Exxon Mobil Corp.	16,840	1,127,943
Hess Corp.	15,089	943,817
Occidental Petroleum Corp.	13,479	1,139,515
Peabody Energy Corp.	10,544	481,861

		$6,940,835

Pharmaceuticals — 5.9%
Abbott Laboratories	13,057	$687,843
Bristol-Myers Squibb Co.	14,436	385,441
Johnson & Johnson	3,386	220,767
Merck & Co., Inc.	17,461	652,169
Pfizer, Inc.	52,233	895,796

		$2,842,016

Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	5,029	$434,254
Boston Properties, Inc.	3,323	250,687
Vornado Realty Trust	4,962	375,624

		$1,060,565

Road & Rail — 1.3%
Union Pacific Corp.	8,467	$620,631

		$620,631

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	18,204	$405,221

		$405,221

Software — 1.5%
Microsoft Corp.	16,089	$470,925
Oracle Corp.	10,301	264,633

		$735,558

Specialty Retail — 4.0%
Best Buy Co., Inc.	21,884	$930,945
Staples, Inc.	21,296	498,114
TJX Companies, Inc. (The)	11,618	493,997

		$1,923,056

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	6,230	$457,905

		$457,905

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	14,030	$478,844

		$478,844

Total Common Stocks (identified cost $38,099,389)		$45,647,455

Total Investments — 94.5% (identified cost $38,099,389)		$45,647,455

Other Assets, Less Liabilities — 5.5%		$2,639,719

Net Assets — 100.0%		$48,287,174

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

4

The Fund did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$38,632,874

Gross unrealized appreciation	$7,183,320
Gross unrealized depreciation	(168,739)

Net unrealized appreciation	$7,014,581

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$4,922,494	$—		$—	$4,922,494
Consumer Staples	1,306,620	888,638		—	2,195,258
Energy	8,385,969	—		—	8,385,969
Financials	11,561,028	—		—	11,561,028
Health Care	4,168,162	—		—	4,168,162
Industrials	5,120,870	—		—	5,120,870
Information Technology	4,201,115	—		—	4,201,115
Materials	1,986,465	—		—	1,986,465
Telecommunication Services	1,428,071	—		—	1,428,071
Utilities	1,678,023	—		—	1,678,023

Total Common Stocks	$44,758,817	$888,638	*	$—	$45,647,455

Total Investments	$44,758,817	$888,638		$—	$45,647,455

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010